Intangibles Assets and Goodwill - Summary of Carrying Amount of Intangible Assets and Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 6,628	€ 4,160
Ending balance	2,947	6,628
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,645	22,696
Additions	1,209	4,073
Impairment loss	(2,731)
Disposals	(324)	(8,144)
Effect of translation adjustments	(44)	20
Ending balance	16,755	18,645
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(12,017)	(18,536)
Amortisation	2,151	(1,570)
Disposals	320	8,102
Effect of translation adjustments	40	(13)
Ending balance	(13,808)	(12,017)
Trademark patents and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	419	396
Ending balance	457	419
Trademark patents and other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,281	3,359
Additions	205	220
Disposals		(302)
Effect of translation adjustments	(3)	4
Ending balance	3,483	3,281
Trademark patents and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,862)	(2,963)
Amortisation	(164)	(156)
Disposals		260
Effect of translation adjustments		(3)
Ending balance	(3,026)	(2,862)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,288	1,843
Ending balance	1,400	4,288
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,443	17,416
Additions	1,004	3,853
Impairment loss	(1,900)
Disposals	(324)	(7,842)
Effect of translation adjustments	(41)	16
Ending balance	12,182	13,443
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9,155)	(15,573)
Amortisation	(1,987)	(1,414)
Disposals	320	7,842
Effect of translation adjustments	40	(10)
Ending balance	(10,782)	(9,155)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	1,921
Ending balance	1,090	1,921
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	1,921
Impairment loss	(831)
Ending balance	€ 1,090	€ 1,921